JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES - 98.1%
Alternative Assets - 1.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,986	47,633

Fixed Income - 10.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	25,472	305,408
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,110	35,103
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,247	17,753
JPMorgan High Yield Fund Class R6 Shares (a)	8,021	58,634
JPMorgan Income Fund Class R6 Shares (a)	1,868	17,746

Total Fixed Income		434,644

International Equity - 22.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,041	126,440
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,053	103,742
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,790	115,785
JPMorgan International Equity Fund Class R6 Shares (a)	8,286	176,167
JPMorgan International Focus Fund Class R6 Shares (a)	4,718	126,011
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,092	331,663

Total International Equity		979,808

U.S. Equity - 64.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,456	144,942
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,862	470,267
JPMorgan Large Cap Value Fund Class R6 Shares (a)	21,770	419,514
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	18,258	231,329
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,395	78,835
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	257	19,600
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,026	101,981
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,366	597,665
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,961	219,238
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,678	319,102
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,548	152,463

Total U.S. Equity		2,754,936

TOTAL INVESTMENT COMPANIES (Cost $2,726,632)		4,217,021

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $82,255)	82,255	82,255

Total Investments - 100.0% (Cost $2,808,887)		4,299,276
Liabilities in Excess of Other Assets - 0.0% (c)		(571)

Net Assets - 100.0%		4,298,705

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,299,276	$–	$–	$4,299,276

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$286,742	$20,213	$—	$—	$(1,547)	$305,408	25,472	$1,626	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,044	224	—	—	(165)	35,103	4,110	223	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	17,909	202	—	—	(358)	17,753	2,247	202	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	126,383	11,343	—	—	(11,286)	126,440	3,041	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	101,406	11,771	—	—	(9,435)	103,742	5,053	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	136,682	10,276	—	—	(2,016)	144,942	6,456	673	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	118,666	(1)	—	—	(2,880)	115,785	3,790	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	58,084	708	—	—	(158)	58,634	8,021	709	—
JPMorgan Income Fund Class R6 Shares (a)	17,684	173	—	—	(111)	17,746	1,868	173	—
JPMorgan International Equity Fund Class R6 Shares (a)	174,176	3,415	—	—	(1,424)	176,167	8,286	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	127,367	3,415	—	—	(4,771)	126,011	4,718	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	327,933	5,981	—	—	(2,251)	331,663	16,092	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	467,865	—	—	—	2,402	470,267	6,862	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	426,327	12,532	—	—	(19,345)	419,514	21,770	1,612	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	235,346	—	—	—	(4,017)	231,329	18,258	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	73,142	7,091	—	—	(1,398)	78,835	1,395	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	50,919	180	4,089	970	(347)	47,633	2,986	179	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,863	—	—	—	(263)	19,600	257	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	104,559	203	—	—	(2,781)	101,981	3,026	203	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	592,506	1,073	—	—	4,086	597,665	27,366	1,073	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	218,557	—	—	—	681	219,238	2,961	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	77,533	92,168	87,446	—	—	82,255	82,255	6	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	318,872	845	—	—	(615)	319,102	8,678	844	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,266	4,875	—	—	(678)	152,463	3,548	—	—

Total	$4,261,831	$186,687	$91,535	$970	$(58,677)	$4,299,276		$7,523	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.